OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral

(in thousands of $)	2014	2013
Book value of vessels and equipment secured against long-term loans and capital leases	1,623,423	1,409,284